Intangibles Assets - Summary of goodwil allocated to cash generating unit (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill		S/ 1,802,510	S/ 1,754,291	S/ 2,069,238
Radioncologia S.A.C. (Radioncologia)
Disclosure of detailed information about intangible assets [line items]
Goodwill		10,237	10,237	10,237
Laboratorio Cantella S.A.C. (Cantella)
Disclosure of detailed information about intangible assets [line items]
Goodwill		4,585	4,585	4,585
R&R Patólogos Asociados S.A.C. (R&R)
Disclosure of detailed information about intangible assets [line items]
Goodwill		23	23	23
Servimédicos S.A.C. (Servimédicos)
Disclosure of detailed information about intangible assets [line items]
Goodwill		3,522	3,522	3,522
Clínica Bellavista S.A.C. (Bellavista)
Disclosure of detailed information about intangible assets [line items]
Goodwill		2,219	2,219	2,219
Patología Oncológica S.A.C.
Disclosure of detailed information about intangible assets [line items]
Goodwill		621	621	621
Oncogenomics S.A.C.
Disclosure of detailed information about intangible assets [line items]
Goodwill		598	598	598
Promotora Médica Las Américas S.A.
Disclosure of detailed information about intangible assets [line items]
Goodwill	[1]	148,187	49,012	54,922
Instituto de Cancerología S.A.
Disclosure of detailed information about intangible assets [line items]
Goodwill	[1]	0	48,436	54,279
Laboratorio Médico Las Américas Ltda.
Disclosure of detailed information about intangible assets [line items]
Goodwill	[1]	0	44,585	49,961
Oncomedica S.A.
Disclosure of detailed information about intangible assets [line items]
Goodwill		272,890	261,558	293,106
Hospital y Clinica OCA S.A. de C.V.
Disclosure of detailed information about intangible assets [line items]
Goodwill		1,340,056	1,309,765	1,572,202
Auna Seguros, S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		S/ 19,572	S/ 19,130	S/ 22,963

[1]	In 2025, the Group completed the transfer of the operations of Instituto de Cancerología S.A. and Laboratorio Médico Las Américas Ltda. to Promotora Médica Las Américas S.A. (PMLA), which assumed control over all operational and service activities. As a result of this operational restructuring, Management determined that the goodwill previously allocated to each individual company is now attributable to PMLA’s Cash-Generating Unit (CGU). As of December 31, 2025, the impairment test performed for the PMLA CGU considered the total amount of goodwill assigned.